Investment Strategy	Dec. 31, 2025
Franklin Allocation VIP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment goals by allocating its assets among the broad asset classes of equity and fixed income investments through a variety of investment strategies or “sleeves” managed by the investment manager or its affiliates. The Fund is structured as a multi-manager fund (meaning the Fund’s assets are managed by multiple sub-advisors), with the investment manager having overall responsibility for the Fund’s investments. The investment manager allocates assets among various asset classes and strategy sleeves to seek to diversify the Fund’s portfolio, to add incremental return, and to reduce the Fund’s risk of being significantly impacted by changes in a specific asset class or by changing market conditions. The investment manager may, at times, implement a risk overlay strategy, which seeks to neutralize certain market risks that may exist in the Fund primarily through the use of equity and interest rate/bond futures.

Under normal market conditions, the Fund allocates approximately 60% of its assets to the equity asset class and 40% of its assets to the fixed income asset class by allocating the Fund’s assets among the various sleeves. The Fund’s asset allocation may change from time to time based on market conditions and the investment manager’s strategic and tactical asset allocation views. The Fund’s equity and fixed income investments typically will not vary by more than 10% from the stated allocations; however, appreciation and/or depreciation in the value of the Fund’s investments may cause the relative percentages to vary by more than 10%. The investment manager rebalances the Fund's portfolio to bring the Fund back to its typical allocation on a periodic basis, typically when market values deviate from target weights beyond predefined thresholds or when the manager’s view on asset classes changes. In addition, during adverse market conditions, the investment manager, in its sole discretion, may tactically manage the Fund’s risk exposure on a Fund level, which could cause the Fund’s allocations to vary by more than 10% from the stated allocations. The investment manager uses a variety of techniques to adjust the Fund’s exposure to certain asset classes to manage risk including allocating additional assets or reducing assets allocated to certain sleeves, holding additional cash and cash equivalents in the Fund’s portfolio, or using certain equity, interest rate and currency derivative instruments.

The Fund may invest in securities of U.S. and foreign companies in both the equity and fixed income sleeves, although the Fund currently does not anticipate investing more than 30% of its net assets in securities of issuers domiciled outside the United States. Through its sleeves, the Fund may invest in a variety of equity securities of any capitalization size and a variety of government and corporate fixed income investments that have variable or fixed interest rates and may be of any duration or maturity. In addition, the portfolio managers of the Fund's sleeves may focus on investing in fixed income securities that could include bonds, notes, debentures, banker’s acceptances and commercial paper; loans and loan participations; floating rate notes and mortgage-backed or asset-backed securities. The Fund may also invest a small portion of its assets in other mutual funds, which include other Franklin Templeton affiliated mutual funds, and Franklin Templeton affiliated and third-party exchange-traded funds (ETFs) (underlying funds), in order to gain exposure to certain asset classes or for tactical positioning. The Fund generally invests in investment grade debt securities, but may invest a small portion of its total assets in bonds rated below investment grade.

The Fund regularly uses currency-related derivatives, including forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect) against currency risks. The Fund also regularly uses a variety of equity-related derivatives, which may include purchasing or selling call and put options on equity securities and equity security indices, futures on equity securities and equity indexes and options on equity index futures, for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets. In addition, the Fund regularly uses interest rate and credit derivatives, including interest rate swaps, interest rate/bond futures contracts and credit default swaps for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected markets, interest rates, countries, currencies or durations. The investment manager’s risk overlay strategy may involve investing in derivatives in an effort to provide a hedge against negative market events. When implemented, the risk overlay strategy will reduce the Fund's ability to benefit from positive market movements.

In determining an optimal mix of the equity and fixed income asset classes for the Fund, the investment manager assesses changing economic, market and industry conditions. The investment manager allocates among strategy sleeves utilizing a top-down approach, generating the Fund's strategy weightings by taking into account market conditions, risk factors, diversification, liquidity, transparency and other investment options, among other things.

Allocations to the individually managed sleeves discussed below typically will not exceed 20%, but will vary with market conditions; however, under normal market conditions, no sleeve constitutes a majority of the Fund’s assets. The investment manager may select additional strategies managed by the investment manager or other Franklin Templeton affiliated managers for investment, other than those listed below, without notice to, or approval by, shareholders. Unless indicated, the individual strategy sleeves are managed by the investment manager.

ClearBridge Large Cap Growth Strategy. The strategy seeks long-term growth of capital by taking a concentrated, long-term approach to generating growth by owning three types of growth companies across the spectrum of growth and volatility that can thrive through varying market environments.

ClearBridge Large Cap Value Strategy. The strategy seeks long-term growth of capital by exploiting market inefficiencies to identify strong businesses at attractive valuations that it can hold for long time periods.

Franklin Emerging Markets Core Equity Strategy. This strategy seeks capital appreciation by investing in equity securities of issuers located in “emerging market countries”. The investable universe typically includes equity securities of companies in the MSCI Emerging Market Equity Index. The investment manager uses a multi-factor process to determine securities that have favorable exposure to quality, value, momentum and alternative factors.

Franklin International Core Equity Strategy. This strategy seeks capital appreciation by investing predominately in non-U.S. equity securities of any capitalization. The investible universe typically includes both growth and value companies in the MSCI EAFE index. The investment manager uses a multi-factor process to determine securities that have favorable exposure to quality, value, momentum and alternative factors.

Franklin International Growth Strategy. The strategy seeks capital appreciation by investing predominantly in the equity securities of mid and large capitalization companies outside the U.S. with long-term growth potential.

Franklin U.S. Core Equity Strategy. This strategy seeks capital appreciation by investing in U.S. equity securities. The investable universe typically includes equity securities of companies in the Russell 1000 Index. The investment manager uses a multi-factor process to determine securities that have favorable exposure to quality, value, momentum and alternative factors.

Franklin U.S. Smart Beta Equity Strategy. The strategy seeks long-term capital appreciation by investing substantially in U.S. equities using a proprietary, systematic model to screen, weigh and select securities, starting with those in a broad-market U.S. equity index (currently the Russell 1000 Index).

Templeton Foreign Strategy. The strategy seeks long-term capital growth by investing predominantly in foreign securities which are equity securities of companies located outside of the U.S., including developing markets.

Brandywine Global Opportunities Bond Strategy. The strategy seeks to maximize total return by investing at least 80% of its net assets in fixed income securities of issuers located in developed market countries. The Fund will invest in both investment grade and below investment grade fixed income securities.

Franklin Investment Grade Corporate Strategy. The strategy seeks as high a level of current income as is consistent with prudent investing, while seeking preservation of capital, by investing predominantly in investment grade corporate debt securities and investments.

Franklin U.S. Core Bond Strategy. This strategy seeks total return by investing substantially in bonds of U.S. issuers, including government, corporate debt, mortgage-backed and asset-backed securities. The strategy focuses predominately on investment grade debt securities and is generally expected to have sector, credit and duration exposures comparable to the Bloomberg U.S. Aggregate Bond Index.

Franklin U.S. Treasury Securities Strategy. This strategy seeks income by investing in direct obligations of the U.S. Treasury of any maturity and investments that provide exposure to direct obligations of the U.S. Treasury.

Putnam Core Bond Strategy. The strategy seeks high current income consistent with what the portfolio managers believe to be prudent risk, by investing in mortgage-backed securities, corporate bonds, and other government obligations.

FRANKLIN DYNATECH VIP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund seeks investments primarily in equity securities of companies that the investment manager believes are leaders in innovation, take advantage of new technologies, have superior management, and benefit from new industry conditions in the dynamically changing global economy. The Fund invests predominantly in common stock.

In pursuing these objectives, the investment manager may invest in companies in any economic sector or of any market capitalization both inside and outside of the United States, including emerging markets. The Fund may invest up to 15% of its assets in foreign securities. The Fund may also invest in depositary receipts.

Although the investment manager searches for investments across a large number of sectors, it expects to have significant positions in particular sectors. These sectors may include, for example, information technology (including software and internet), consumer discretionary, communication services and healthcare (including biotechnology). Due to market appreciation, if the market prices of securities held by the Fund rise, the Fund's investment in a sector or the securities of a single company may come to represent a significant portion of the Fund's portfolio. Nevertheless, the investment manager will maintain such a position so long as it believes that the company or sector continues to meet its investment guidelines.

While the Fund strives to maintain a diversified portfolio, due to market fluctuations the Fund may at times hold a smaller number of issuers and/or a higher percentage of its assets in one or more issuers than other funds.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund seeks investments primarily in equity securities of companies that the investment manager believes are leaders in innovation, take advantage of new technologies, have superior management, and benefit from new industry conditions in the dynamically changing global economy.
FRANKLIN GLOBAL REAL ESTATE VIP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector. These companies include real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the U.S.; companies qualifying under U.S. federal tax law as REITs; and companies that derive at least half of their assets or revenues from the ownership, management, development or sale of residential or commercial real estate (such as real estate operating or service companies). Under normal market conditions the Fund expects to invest in foreign securities (including emerging markets securities) in an amount equal to at least the lesser of: (a) 40% of its net assets, unless market conditions are not deemed favorable by the investment manager, in which case 30% of its net assets; or (b) the percentage of foreign issuers represented in the FTSE EPRA/NAREIT Developed Index minus 5%.

A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate such as apartments, hotels, industrial properties, office building or shopping centers. REITs typically concentrate on a specific geographic region or property type. The Fund may also invest in issuers engaged in businesses whose products and services are related to the real estate sector.

The Fund currently expects to be invested predominantly in equity securities, primarily common stocks. Although the Fund generally does not hedge its foreign currency exposure, currency-related derivative instruments such as forward currency exchange contracts may be used from time-to-time to help manage currency risks and manage local currency exposure.

The investment manager seeks to limit price volatility by investing across markets and property types. When selecting investments for the Fund’s portfolio, the investment manager applies a “bottom-up" stock selection process that incorporates macro-level views in the evaluation process. The investment manager’s portfolio construction process combines: bottom-up analysis of individual stock and real estate market fundamentals; and top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.
FRANKLIN GROWTH AND INCOME VIP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests predominantly in equity securities, including common stock, preferred stock and securities convertible into common stocks. The Fund generally invests primarily in common stocks, and the remainder of its net assets in other equity-related instruments such as convertible securities, equity-linked notes (ELNs), and real estate investment trust (REITs). The Fund does not currently anticipate investing more than 15% of its net assets in foreign securities.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund’s strategy is to invest in a broadly diversified portfolio of equity securities that the Fund’s investment manager considers to be financially strong, with a focus on "blue chip" companies. The investment manager applies a "bottom-up" approach to investing in individual securities. The investment manager will assess the market price of a company's securities relative to the investment manager's evaluation of the company's long-term earnings, cash flow potential and balance sheet strength. The investment manager also considers various financial metrics, including a company's price/earnings ratio, return on capital, profit margins and asset value. The Fund’s investment manager considers dividend yield and the opportunity for dividend growth in selecting stocks for the Fund because the investment manager believes that, over time, dividend income can contribute significantly to total return and can be a more consistent source of investment return than capital appreciation. The Fund may also invest up to 10% of its net assets in REITs.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests predominantly in equity securities, including common stock, preferred stock and securities convertible into common stocks.
FRANKLIN INCOME VIP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities. The Fund may shift its investments from one asset class to another based on the investment manager's analysis of the best opportunities for the Fund’s portfolio in a given market. The equity securities in which the Fund invests consist of common stocks, convertibles and equity-linked notes (ELNs). The Fund may invest up to 25% of its assets in equity-linked notes. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage-backed securities and other asset-backed securities, debentures, and shorter term instruments. The Fund seeks income by selecting investments such as U.S. and foreign corporate debt, U.S. Treasury bonds and foreign government bonds, as well as stocks with dividend yields the investment manager believes are attractive. Under normal market conditions, the Fund currently expects to invest between 20% to 30% of its total assets in debt securities that are rated below investment grade (also known as “high yield” or "junk” bonds) but may invest up to 35% of its assets in such securities. The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors. The Fund may also invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.

The Fund regularly uses a variety of equity-related derivatives and complex equity securities, which may include purchasing or selling call and put options on equity securities and equity security indices, futures on equity securities and equity indices and options on equity index futures. The Fund also regularly invests in equity linked notes. The Fund may use such equity-related derivatives for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets. In addition, the Fund may use interest rate-related derivatives, including interest rate swaps and interest rate and/or bond futures contracts (including U.S. Treasury futures contracts) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates. The Fund also may use currency-related derivatives, such as forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect)

against currency risks, and credit-related derivatives, such as credit default swaps and options on credit default swaps, to hedge (protect) against credit risks. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected markets, interest rates, countries or durations.

The Fund's investment manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. In analyzing both corporate debt and equity securities, the investment manager considers a variety of factors, including:

• a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

• the experience and strength of the company's management;

• the company's changing financial condition and market recognition of the change;

• the company's sensitivity to changes in interest rates and business conditions; and

• the company's debt maturity schedules and borrowing requirements.

When choosing investments for the Fund, the investment manager applies a "bottom-up," value oriented, long-term approach, focusing on the market price of a company's securities relative to the investment manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The investment manager also considers a company's price/earnings ratio, profit margins and liquidation value. It generally performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating organizations.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.
FRANKLIN LARGE CAP GROWTH VIP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large-capitalization (large-cap) companies. Large-cap companies are those with market capitalizations (share price times the number of common stock shares outstanding) within those of the top 50% of companies in the Russell 1000® Index at the time of purchase. Under normal market conditions, the Fund invests predominantly in equity securities, mostly common stocks. The Fund may also invest up to 20% of its net assets in investments of small to mid-capitalization companies and a small portion of its net assets in foreign securities. Although the Fund seeks investments across a number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

The investment manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the investment manager seeks companies that have identifiable drivers of future earnings growth and that present, in the investment manager's opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in investments of large-capitalization (large-cap) companies.
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests primarily to predominantly in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the investment manager believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value). Following this value-oriented strategy, the Fund invests primarily to predominantly in undervalued securities (securities trading at a discount to fundamental value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio predominantly in mid- and large-cap companies, with the remaining portion of its equity portfolio in smaller companies. While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund may invest substantially and potentially up to 100% of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt. Depending on market conditions, the Fund's investments in foreign securities may fluctuate, but the Fund generally invests at least 30% of its assets in foreign securities or other investments that provide exposure to foreign securities. The Fund presently does not intend to invest more than a portion (no more than 25%) of its assets in securities of issuers located in emerging market countries. Although the investment manager will search for investments across a large number of countries and regions, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or regions.

The Fund may, from time to time, attempt to hedge (protect) against currency risks, largely using currency-related derivatives, such as forward contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of other equity- and credit-related derivatives.

Portfolio Selection

The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's fundamental value, including for equity securities, an analysis of cash flow potential, long-term earnings, multiples of earnings, book value, and fundamental analysis, including environmental, social and governance (ESG) considerations. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. For example, the investment manager’s assessment of investments in special situations investments, notably merger arbitrage and distressed debt, generally does not include analysis of ESG factors.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests primarily to predominantly in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.
FRANKLIN MUTUAL SHARES VIP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests primarily to predominantly in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the investment manager believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value). Following this value-oriented strategy, the Fund invests primarily to predominantly in undervalued securities (securities trading at a discount to fundamental value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund may invest a significant portion of its assets (up to 35%) in foreign securities, which may include sovereign debt and participations in foreign government debt. The Fund presently does not intend to invest more than 15% of its assets in foreign securities. Although the investment manager will search for investments across a large number of countries and regions, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or regions.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio predominantly in large- and mid-cap companies, with the remaining portion of its equity portfolio in smaller companies.

Although the investment manager searches for investments across a large number of sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors.

The Fund may, from time to time, attempt to hedge (protect) against currency risks, largely using currency-related derivatives, such as forward contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of other equity- and credit-related derivatives.

Portfolio Selection

The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's fundamental value, including for equity securities, an analysis of cash flow potential, long-

term earnings, multiples of earnings, book value, and fundamental analysis, including environmental, social and governance (ESG) considerations. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. For example, the investment manager’s assessment of investments in special situations investments, notably merger arbitrage and distressed debt, generally does not include analysis of ESG factors.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests primarily to predominantly in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.
FRANKLIN RISING DIVIDENDS VIP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid consistently rising dividends. The Fund invests predominantly in equity securities, mostly common stocks. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stocks and have maintained or increased their dividend rate during the last four consecutive years. Under normal market conditions, the Fund invests at least 65% of its net assets in securities of companies that have:

• consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;

• increased dividends substantially (at least 100%) over the last 10 years;

• reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies); and

• either long-term debt that is no more than 50% of total capitalization (except for utility companies) or senior debt that has been rated investment grade by at least one of the major bond rating organizations.

In addition to the criteria above, the investment manager utilizes a comprehensive suite of valuation tools in seeking investments which trade below the investment manager’s view of intrinsic value.

The Fund typically invests the rest of its assets in equity securities of companies that pay dividends but do not meet all of these criteria. The Fund may invest in companies of any size, across the entire market spectrum. Although the investment manager searches for investments that it believes to meet the criteria across all sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular sectors including, for example, information technology.

The investment manager is a research driven, fundamental investor. As a "bottom-up" investor focusing primarily on individual securities, the investment manager looks for companies that it believes meet the criteria above and are fundamentally sound and attempts to acquire them at attractive prices. In following these criteria, the Fund does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends.

The Fund may invest up to 15% of its total assets in foreign securities.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid consistently rising dividends.
FRANKLIN SMALL CAP VALUE VIP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization (small-cap) companies. Small-cap companies are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: 1) the highest market capitalization in the Russell 2000 Index; or 2) the 12-month average of the highest market capitalization in the Russell 2000 Index, whichever is greater, at the time of purchase. As of the most recent reconstitution, the highest market capitalization in the Russell 2000 Index was $15.72 billion.

The Fund generally invests in equity securities of companies that the Fund’s investment manager believes are undervalued at the time of purchase and have the potential for capital appreciation. The Fund invests predominantly in common stocks. A stock price is undervalued when it trades at less than the price at which the investment manager believes it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund invests in companies that the investment manager believes have, for example: stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the stock price. The Fund also may invest in real estate investment trusts (REITs).

The types of companies the Fund may invest in include, among other things, those that may be considered out of favor due to actual or perceived cyclical or secular challenges, or are experiencing temporary setbacks, diminished expectations, mismanagement or undermanagement, or are financially stressed. Environmental, social and governance (ESG) related assessments of companies may also be considered. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated.

The Fund, from time to time, may have significant positions in particular sectors, such as financial services companies, industrials, consumer discretionary and information technology.

The Fund may invest up to 25% of its total assets in foreign securities.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization (small-cap) companies.
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization (small-cap) and mid-capitalization (mid-cap) companies. For this Fund, small-cap companies are companies within the market capitalization range of companies in the Russell 2500™ Index, at the time of purchase, and mid-cap companies are companies within the market capitalization range of companies in the Russell Midcap® Index, at the time of purchase. Under normal market conditions, the Fund invests predominantly in equity securities, predominantly in common stock.

The Fund, from time to time, may have significant positions in particular sectors.

The Fund may make private investments in companies whose securities are not publicly traded (including companies that have not yet issued securities publicly in an initial public offering ("IPO")), often in the form of private placements, which are exempt from registration under the federal securities laws and are only sold to certain investors meeting predefined criteria.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization (small-cap) and mid-capitalization (mid-cap) companies.
FRANKLIN STRATEGIC INCOME VIP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests its assets primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities, corporate loans (and loan participations) and mortgage-backed securities and other asset-backed securities. The Fund shifts its investments among various classes of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security.

The Fund may invest up to 100% of its assets in high yield, lower-quality debt securities (also known as "junk bonds"). The below-investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody's Investors Service (Moody's) or CCC by S&P Global Ratings (S&P) or are unrated securities the Fund's investment manager determines are of comparable quality.

The Fund may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments, or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury. Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. These securities may be fixed-rate or adjustable-rate mortgage-backed securities (ARMS). The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the "to-be-announced" (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and standards. The Fund may also invest a small portion of its assets directly in mortgage loans.

For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative instruments, including currency and cross currency forwards, currency swaps, currency and currency index futures contracts and currency options. The Fund regularly enters into interest rate and credit-related transactions involving derivative instruments, including interest rate, fixed income total return and credit default swaps and interest rate and/ or bond futures contracts. The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks. These derivative instruments may also be used for hedging purposes, to enhance Fund returns or to obtain exposure to various market sectors.

The Fund may invest a significant portion of its assets in complex fixed income securities, such as collateralized debt obligations (CDOs), which are generally a type of asset-backed securities. The Fund's investments in CDOs may include investments in collateralized loan obligations (CLOs), which are a type of CDO.

The Fund's investment manager is a research driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate issuers. The Fund uses an active asset allocation strategy to try to achieve its investment goals. The investment manager uses a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests its assets primarily to predominantly in U.
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities. The Fund invests primarily to predominantly in fixed rate and variable rate mortgage-backed securities, a significant to substantial amount of which is in securities issued by the Government National Mortgage Association (Ginnie Maes). Ginnie Maes represent an ownership interest in mortgage loans pooled together for sale to investors to finance purchases of homes. The mortgage loans may have either fixed or adjustable interest rates. As the underlying mortgage loans are paid off, Ginnie Maes provide investors with monthly payments of interest and principal as well as any unscheduled prepayments on the underlying mortgage loans.

Ginnie Maes carry a guarantee as to the timely repayment of principal and interest that is backed by the full faith and credit of the U.S. government. The full faith and credit guarantee does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

The Fund may also invest in mortgage-backed and other securities issued or guaranteed by the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). Securities issued or guaranteed by Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government, but rather are generally supported only by the creditworthiness of the issuer.

The Fund may invest in U.S. Treasury STRIPS, bills, bonds, notes and Treasury inflation-protected securities.

Government agency or instrumentality issues have different levels of credit support. Ginnie Mae pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac, may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will continue to do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a greater risk of non-payment of principal and interest. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

The Fund may also invest in other U.S. government securities, which may or may not be backed by the full faith and credit of the U.S. government.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in U.
TEMPLETON DEVELOPING MARKETS VIP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in emerging markets investments. Emerging market countries include those currently considered to be developing or emerging by the United Nations or the countries’ authorities or by S&P Dow Jones, Morgan Stanley Capital International or Russell index providers. The Fund considers frontier markets to be a subset of emerging markets and any investments in frontier markets will be counted toward the Fund’s 80% investment policy. These countries typically are located in the Asia-Pacific region (including Hong Kong), Eastern Europe, Central and South America, the Middle East and Africa.

The Fund invests predominantly in equity securities of emerging market companies, principally common and preferred stock and American, Global and European Depositary Receipts. The Fund is a "non-diversified" fund, which means it generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund's investments in equity securities may include investments in the securities of companies of any capitalization, including in small and mid-capitalization companies. The Fund, from time to time, may have significant investments in one or more markets, such as China, Taiwan or South Korea, or in particular industries or sectors, such as the information technology and financial services sectors, based on economic conditions. In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in the securities of issuers in developed market countries. Investments in Chinese companies also may be made through a special structure known as a variable interest entity (VIE) that is designed to provide foreign investors with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments.

When choosing equity investments for the Fund, the investment manager applies a fundamental research-driven, long-term approach, focusing on companies with sustainable earnings power that are trading at a discount to intrinsic worth. In assessing individual investment opportunities, the investment manager considers a variety of factors, including a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price of the company's securities. The investment manager also focuses on incorporating environmental, social and governance (ESG) factors throughout the investment process, including the Fund’s security-selection and portfolio construction process.

The Fund focuses on companies with adequate or better management of material ESG issues, and in analyzing ESG factors, the investment manager conducts a materiality-based ESG assessment through both in-depth research and engagement with companies as appropriate to assess how a company's practices are aimed at improving or maintaining the ESG footprint of its operating model. The following provides examples of ESG elements that can be taken into consideration when assessing a company:

• Environmental considerations, which can include issues such as resource efficiency, carbon emissions management, waste prevention and recycling and pollution prevention and control.

• Social considerations, which can include issues such as labor standards, fair wages, diversity and gender balance, health and safety practices and product safety.

• Governance considerations, which can include issues such as appropriate accounting practices, alignment of interests, board effectiveness, capital allocation, shareholder rights and quality of disclosures.

In addition, the investment manager assesses the potential for improvement through the Fund’s engagement as an active owner. These are targeted engagements with specific goals and objectives based on scope for improvement. The investment manager seeks companies that are good or improving stewards aligned with shareholder interest and the investment manager’s governance assessment includes regular dialogue with companies, monitoring material ESG issues and voting proxies.

The Fund also applies specific ESG exclusions, including companies which, according to the investment manager’s analysis:

• repeatedly and/or seriously violate the United Nations Global Compact Principles, without positive perspective;

• manufacture nuclear or controversial weapons defined as anti-personnel mines, biological & chemical weaponry, depleted uranium and cluster munitions or those that manufacture components intended for use in such weapons (companies that derive more than 10% revenue from any other weapons are also to be excluded);

• derive more than 25% of their revenue from thermal coal extraction; or

• manufacture tobacco or tobacco products.

In certain circumstances, there may be times when not every investment is assessed for ESG factors and, when they are, not every ESG factor may be identified or evaluated.

The investment manager may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals, when there is significant deterioration of its ESG factors, or when the investment manager believes another security is a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in emerging markets investments.
TEMPLETON FOREIGN VIP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Under normal market conditions, the Fund invests predominantly in equity securities, primarily to predominantly in common stock. While there are no set percentage targets, the Fund invests predominantly in large to mid capitalization companies and may invest a portion in small capitalization companies. The Fund also invests in American, European and Global Depositary Receipts. Although the investment manager will search for investments across a large number of countries, regions and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries, regions or sectors.

The investment manager may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

The Fund may, from time to time, engage in currency-related derivatives, such as currency and cross-currency forwards and currency futures contracts, to seek to hedge (protect) against currency risks.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, profit margins and liquidation value.

The Fund may also use a variety of equity-related derivatives, which may include equity futures and equity index futures, for various purposes including enhancing Fund returns, increasing liquidity and gaining exposure to particular markets in more efficient or less expensive ways.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.
TEMPLETON GLOBAL BOND VIP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” For purposes of the Fund’s 80% policy, bonds include derivative instruments or other investments that have economic characteristics similar to bonds. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

The Fund invests predominantly in bonds issued by governments, government-related entities and government agencies located around the world. Bonds may be denominated and issued in the local currency or in another currency. The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund’s assets are invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

Although the Fund may buy bonds rated in any category, it focuses on "investment grade" bonds. These are issues rated in the top four rating categories by at least one independent rating agency, such as S&P Global Ratings (S&P®) or Moody's Investors Service (Moody's) or, if unrated, determined by the Fund's investment manager to be of comparable quality. The Fund may invest up to 25% of its total assets in bonds that are rated below investment grade or, if unrated determined by the investment manager to be of comparable quality. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. The Fund may invest in debt securities of any maturity, and the average maturity of debt securities in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions.

For purposes of pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards and currency options, but it may also use currency and currency index futures contracts. The Fund maintains extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. For purposes of pursuing its investment goals, the Fund regularly enters into interest rate swaps and may also enter into various other transactions involving derivatives, including interest rate/bond futures and credit default swaps. These derivative instruments may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected, interest rates, countries, durations or credit risks.

When choosing investments for the Fund, the investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

The Fund may, at times, maintain a large position in cash and cash equivalents (including money market funds).

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.
TEMPLETON GROWTH VIP FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests predominantly in the equity securities of companies located anywhere in the world, including developing markets. The equity securities in which the Fund primarily invests are common stock. The Fund may invest in companies of any size, including small and mid capitalization companies. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have substantial positions in particular countries or sectors.

The Fund’s investment goal is to seek long-term capital growth of the Fund’s overall portfolio in accordance with the Fund’s name. In pursuing the growth of the Fund’s portfolio, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests predominantly in the equity securities of companies located anywhere in the world, including developing markets.